CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2022
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS

	2022	2021
	US$	US$
Cash at bank and on hand	5,672,551	1,697,904
	5,672,551	1,697,904

Reconciliation of loss before income tax to net cash flows from operations
Loss for the year/period	(21,521,237)	(13,230,837)
Adjustment for non-cash income and expense items
Share-based payments expense	8,340,328	4,084,764
Cost of listing on reverse acquisition	-	5,141,126
Amortisation of right-of-use assets	119,706	8,364
Depreciation of property, plant and equipment	33,728	960
Net foreign exchange loss/(gain)	(377,003)	-
Lease modifications	(2,112)	-
Changes in assets and liabilities
Increase in receivables and prepayments	(98,797)	(34,405)
Increase in payables and provisions	1,371,310	472,003
Net cash outflow from operating activities	(12,134,077)	(3,558,025)